ACCOUNT RECEIVABLES	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
ACCOUNT RECEIVABLES	NOTE 3:- ACCOUNT RECEIVABLES
	December 31,
	2018	2019

Prepaid expenses	21	23
Interest receivable	-	9
Tax authorities	9	1
Other	22	7

	$52	$40